Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Assets
Cash and due from banks	$ 2,137	$ 5,265
Interest-earning deposits in other financial institutions	16,385	19,705
Cash and cash equivalents	18,522	24,970
Investment securities:
Securities available for sale - at estimated market value	60,873	39,965
Securities held to maturity - at amortized cost	40,653	337
Mortgage-backed securities available for sale - at estimated market value	109,138	179,017
Investment securities	210,664	219,319
Loans receivable, net	253,828	244,384
Loans available for sale	160	138
Property and equipment, net	7,016	7,115
Federal Home Loan Bank stock, at cost	3,527	6,588
Accrued interest receivable:
Loans	828	806
Investments and mortgage-backed securities	994	828
Other real estate owned, net	286	598
Cash surrender value of life insurance policies	17,456	16,927
Deferred income taxes	3,268	3,510
Prepaid expenses and other assets	1,685	2,213
Goodwill	2,522	2,522
Intangible asset	429	547
Total assets	521,185	530,465
Liabilities and Stockholders' Equity
Deposits	432,537	439,636
Advances from FHLB	13,000	15,000
Accrued interest on deposits	10	14
Accrued interest on FHLB advance	10	11
Advances from borrowers for payment of insurance and taxes	386	228
Accrued expenses and other liabilities	3,805	2,646
Total liabilities	$ 449,748	$ 457,535
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value; 1,000,000 shares authorized, none issued	$ 0	$ 0
Common stock, $0.01 par value; 25,000,000 shares authorized, 5,149,564 shares issued at June 30, 2015 and 2014; 4,610,839 and 4,959,842 shares outstanding at June 30, 2015 and 2014, respectively	51	51
Additional paid-in capital	51,145	51,044
Retained earnings	30,037	28,581
Less shares purchased for stock plans	(2,923)	(3,504)
Treasury Stock, at cost - 538,725 and 189,722 shares at June 30, 2015 and 2014, respectively	(6,337)	(2,151)
Accumulated other comprehensive income (loss):
Unrealized loss on securities available for sale, net of income taxes	(536)	(1,091)
Total stockholders' equity	71,437	72,930
Total liabilities and stockholders' equity	$ 521,185	$ 530,465